Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Commodity price risk management, Commodity Contracts Maturity in 2011 (Detail)	9 Months Ended
Sep. 30, 2011 bbl
Futures and Forwards Contracts
Commodity Derivative Contracts
Notional amount in thousand of bbl	(10,994)
Options Contracts
Commodity Derivative Contracts
Notional amount in thousand of bbl	(7,578)